Business Combination, Significant Transaction and Sale of Business (Details 14) - Hydus Inc [Member] $ in Thousands	Apr. 01, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Net Assets	$ 583
Intangible assets	580
Deferred tax liabilities	(203)
Goodwill	2,986
Total assets acquired	$ 3,946